UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATON VARIABLE FUNDS

(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

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ICA File Number: 811-07717

Reporting Period: 07/01/2011 - 06/30/2012

Transamerica Asset Allocation Variable Funds

Transamerica Asset Allocation - Short Horizon Subaccount

Transamerica Asset Allocation - Intermediate Horizon Subaccount

Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

The above funds are “funds-of-funds” which are, indirectly, fully invested in various funds listed under the filing for Transamerica Partners Portfolios.

For the complete voting records of the funds in which these funds invested for the period from July 1, 2011 – June 30, 2012, please refer to the Form N-PX filed on August 30, 2012 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA ASSET ALLOCATON VARIABLE FUNDS
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date: August 30, 2012